SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 13:	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2014		2013		2012
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	3,901		7,455	-	8,637	-
United States	126	16	199	17	217	17
Israel	50	600	232	159	86	76
Africa	24,083	-	903	-	-	-
South America	1,479	-	33	-	-	-
Other	64	-	-	-	-	-

	29,703	616	8,822	176	8,940	93

-	Revenues were attributed to countries based on the customer's location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.
(*)	Due to the demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2014	2013	2012
	$	$	$

Raw materials and equipment	4,982	5,392	3,856
Maintenance, royalties and project management	24,721	3,430	5,084

	29,703	8,822	8,940

c.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2014	2013	2012

Customer A	42%	-	-
Customer B	19%	-	-
Customer C	18%	-	-
Customer D	13%	73%	64%